Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (104,287)	$ (71,891)	$ 4,346,140
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	19,795
Change in fair value of over-allotment liability		(285,738)	(26,558)
Interest earned on cash held in Trust Account		(722,270)	(5,465,237)
Changes in operating assets and liabilities:
Prepaid expenses		(95,833)	(11,500)
Prepaid insurance		(77,208)	63,751
Accrued expenses	33,496	97,837	(21,474)
Deferred legal fees		850,000	674,583
Net cash used in operating activities	(50,996)	(305,103)	(440,295)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(175,875,000)
Net cash used in investing activities		(175,875,000)
Cash Flows from Financing Activities:
Proceeds from issuance of founder shares to Sponsor HoldCo	25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid		171,500,000
Proceeds from sale of Private Placements Warrants		6,631,250
Advance from related party	105,185	4,400,006
Repayment of advances from Sponsor through the private placement proceeds		(4,400,006)
Payment of offering costs	(67,596)	(528,226)
Net cash provided by financing activities	62,589	177,628,024
Net change in cash	11,593	1,447,921	(440,295)
Cash – Beginning of period			1,447,921
Cash – End of period	11,593	1,447,921	1,007,626
Deferred underwriting fee payable		7,000,000
Deferred offering costs included in accrued offering costs	277,645
Non-Cash investing and financing activities:
Deferred underwriting fee payable		$ 7,000,000
Deferred offering costs included in accrued offering costs	$ 277,645